Other assets - Narratives (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Deferred Costs Capitalized Prepaid And Other Assets Disclosure Abstract
Hosting arrangement service contract implementation cost capitalized	$ 17.4
Hosting arrangement service contract accumulated amortization	4.9
Hosting arrangement service contract, net value	12.5
Hosting arrangement service amortization expense	$ 2.2